Leases - Schedule of Rights-of-Use Assets and Lease Liabilities (Details) - Operating lease [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Rights-of-use assets – operating lease	$ 983,097	$ 85,221
Operating lease liabilities – current	405,146	88,139
Operating lease liabilities – non-current	615,366
Rights-of-use assets and lease liabilities	$ 1,020,512	$ 88,139